Long-term investments	12 Months Ended
Dec. 31, 2017
Long-term investments
Long-term investments
9.	Long-term investments

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance at December 31, 2016	486,437	29,262	515,699
Additions	35,889	-	35,889
Share of income	-	4,903	4,903
Impairment	(1,900)	-	(1,900)
Balance at December 31, 2017	520,426	34,165	554,591

(i)	Equity method investment

In August 2016, the Group together with other third parties, set up a management company as a General Partner (“GP”) and obtained 14% equity interests in GP with cash consideration of RMB140. Subsequently, the Group together with GP and other third parties entered into a partnership agreement to subscribe partnership interest, as a limited partner in venture capital fund. According to the partnership agreement, the Group held 33.34% equity interest in venture capital fund with cash consideration of RMB26,670. The investment decisions regarding the Fund were made by the investment committee (as a designee of GP) and the Group had one out of three investment committee seats. The Group accounted for both investments in GP and venture capital fund under equity method because the Group has significant influence but does not own a majority equity interest or otherwise control.

(ii)	Cost method investments

On January 22, 2016, the Group purchased 2,000,000 shares of series A preferred shares of another online retailer incorporated in the United States for cash consideration of RMB104,056 (US$15,000). The investment is accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

On April 25, 2016, the Group disposed of its controlling interests in a majority owned subsidiary incorporated in Korea to the non-controlling interests of the subsidiary and a third party investor recognized a disposal gain of RMB7,308. Upon the completion of disposal transaction, the Company’s residual equity interest in this investee was redesignated from common shares to convertible and redeemable preferred shares of that entity. The investment of the remaining equity interest in this investee is accounted for the investment under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

On July 22, 2015, the Group made a convertible loan investment of RMB558,000 (“Convertible Loan”) in BabyTree Inc. and its subsidiaries and VIE in PRC (collectively, “BabyTree”). According to the terms of the Convertible Loan, the Convertible Loan bears no interest for the period before July 22, 2016 (“Maturity Date”), however, if the loan is not repaid at maturity on time, 12% per annum would be charged for the loan outstanding period. On or prior to the Maturity Date, if BabyTree completes its restructuring, the Group shall convert all outstanding loan balance into certain equity interests in BabyTree’s Chinese operation entity, subject to certain protective conversion price adjustments provisions (“Conversion Features”). If BabyTree could not complete the restructuring plan before the loan maturity date, the Group has the option, within 2 months after the Maturity Date, to convert all or a portion of the outstanding loan balance to shares of BabyTree Inc. (Cayman). If the loan is not converted upon maturity, BabyTree shall repay the principal. The Company has the right to make an additional RMB 186,000 loan with the same terms to BabyTree at the end of year 2015 (“Call Option”). If certain sales targets are not met by BabyTree before the year end, the Group has the right to demand early repayment of RMB 186,000 loan balance (“Put Option”). On March 16, 2016, the Group and BabyTree entered into a supplementary agreement to exercise the Put Option and the Group received a repayment of RMB186,000 from BabyTree. On September 8, 2016, the Group effected a conversion of the outstanding balance, amounted to RMB372,000, into investment of common shares of two main operating entities of BabyTree incorporated in Mainland China based on the terms of the Conversion Features. The investment is accounted for under cost method as the Group does not have ability to exercise significant influence over operating and financial policies of the investees and the shares do not have readily determinable fair value.

On April 30, 2017, the Group invested in common shares of one online retailer incorporated in China for cash consideration of RMB1,900 (US$292). This investment was fully impaired as of December 31, 2017 due to significant recurring operating losses.

On May 18, 2017, the Group invested in common shares representing 5% and 20% of two entities, respectively, engaged in the portable power bank business incorporated in China for cash consideration of RMB20,000 (US$3,074). The common shares do not have readily determinable fair value. The investment is accounted for under the cost method because the Group does not have significant influence.

On December 7, 2017, the Group acquired 5.0% equity interest in one online financing services provider incorporated in China for cash consideration of RMB20,634 (US$3,171). The investment is accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

The Group performs the impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized nil and RMB1,900 (US$292) impairment for its investments under the cost method and equity method in 2016 and 2017, respectively.